Events After the Reporting Date	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events After the Reporting Date

32. EVENTS AFTER THE REPORTING DATE
On April 7, 8 and 13, 2022, Australia the European Union and the United Kingdom and Switzerland, respectively, imposed asset freeze sanctions on Mr. Alexander Shulgin, our then-CEO of our Group and an Executive Director of our board of directors. On April 11, 2022, Mr. Shulgin resigned from our board of directors and is no longer CEO of our Group. Mr. Igor Gerasimov, Chief Financial Officer of our Group, replaced Mr. Shulgin as an Executive Director on our board of directors. On April 28, 2022, Mr. Shulgin resigned from his position as the General Director of our key Russian operating subsidiary and our Russian holding company.